ACCRUED AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED AND OTHER CURRENT LIABILITIES	ACCRUED AND OTHER CURRENT LIABILITIES
Accrued and other current liabilities as of December 31, 2021 and 2020 consist of:

(in millions)	2021	2020
Legal matters and related fees	$1,890	$1,672
Product rebates	908	747
Product returns	482	575
Employee compensation and benefit costs	336	316
Interest	328	341
Income taxes payable	98	158
Other	749	767
	$4,791	$4,576